Note S - Consolidated Quarterly Financial Information (Unaudited) (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2016	Sep. 30, 2014
Allowance for Loan and Lease Losses, Adjustments, Other	$ 2,435	$ (524)